Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of Property, Plant and Equipment

	2025	2024	2023
Net carrying amount of property, plant and equipment	19,926	19,456	20,532
Provision for obsolescence of materials and equipment	(484)	(223)	(171)
Provision for impairment of property, plant and equipment	(357)	(497)	(2,649)

	19,085	18,736	17,712

Summary of Changes in Property, Plant and Equipment
Changes in Group’s property, plant and equipment for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Land and buildings	Mining property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress	Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Other property	Total
Cost	1,395	50,087		8,677	528	1,195	3,880	38	832	1,343	1,159	930	70,064
Accumulated depreciation	700	42,294		5,494	359	-	-	-	761	925	586	684	51,803

Balance as of December 31, 2022	695	7,793		3,183	169	1,195	3,880	38	71	418	573	246	18,261

Cost
Increases	1	511	(4)	99	6	1,282	4,161	119	4	-	-	8	6,191	(6)
Increases from business combinations	-	-		-	-	-	-	-	-	-	-	-	-
Translation effect	(178)	-		-	(55)	(19)	(46)	-	(30)	-	(904)	(223)	(1,455)
Adjustment for inflation (5)	106	-		-	33	11	27	-	18	-	537	131	863
Decreases, reclassifications and other movements	16	2,503		135	165	(1,030)	(2,357)	(26)	45	39	18	(3)	(495)	(3)

Accumulated depreciation
Increases	28	2,692	(4)	364	30	-	-	-	36	64	10	28	3,252
Translation effect	(96)	-		-	(36)	-	-	-	(27)	-	(455)	(150)	(764)
Adjustment for inflation (5)	57	-		-	22	-	-	-	16	-	270	88	453
Decreases, reclassifications and other movements	(1)	(92)		-	(5)	-	-	-	-	(8)	-	(2)	(108)

Cost	1,340	53,101		8,911	677	1,439	5,665	131	869	1,382	810	843	75,168
Accumulated depreciation	688	44,894		5,858	370	-	-	-	786	981	411	648	54,636

Balance as of December 31, 2023	652	8,207	(1)	3,053	307	1,439	5,665	131	83	401	399	195	20,532

Cost
Increases	1	169	(4)	95	28	1,263	3,928	99	2	-	-	15	5,600	(6)
Increases from business combinations	-	-		-	-	-	-	-	-	-	-	-	-
Translation effect	(43)	-		-	(12)	(4)	(6)	-	(7)	-	(176)	(42)	(290)
Adjustment for inflation (5)	151	-		-	48	16	24	-	31	-	746	182	1,198
Decreases, reclassifications and other movements	(94)	(24,759)		325	(13)	(1,151)	(3,543)	(171)	1	183	(5)	(45)	(29,272)	(3) (7)

Accumulated depreciation
Increases	29	2,160		372	41	-	-	-	39	72	25	33	2,771
Translation effect	(19)	-		-	(8)	-	-	-	(5)	-	(89)	(30)	(151)
Adjustment for inflation (5)	80	-		-	32	-	-	-	22	-	376	129	639
Decreases, reclassifications and other movements	(63)	(24,725)		-	(57)	-	-	-	(42)	(12)	(12)	(36)	(24,947)	(7)

Cost	1,355	28,511		9,331	728	1,563	6,068	59	896	1,565	1,375	953	52,404
Accumulated depreciation	715	22,329		6,230	378	-	-	-	800	1,041	711	744	32,948

Balance as of December 31, 2024	640	6,182	(1)	3,101	350	1,563	6,068	59	96	524	664	209	19,456

	Land and buildings	Mining property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress		Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Other property	Total
Cost	1,355	28,511		9,331	728	1,563	6,068	59		896	1,565	1,375	953	52,404
Accumulated depreciation	715	22,329		6,230	378	-	-	-		800	1,041	711	744	32,948

Balance as of December 31, 2024	640	6,182	(1)	3,101	350	1,563	6,068	59		96	524	664	209	19,456

Cost
Increases	1	175		125	17	867	3,673	40		3	-	-	8	4,909	(6)
Increases from business combinations	11	184		51	93	46	50	-		-	-	-	-	435
Translation effect	(81)	-		-	(31)	(10)	(16)	-		(18)	-	(399)	(100)	(655)
Adjustment for inflation (5)	62	-		-	24	8	12	-		14	-	304	78	502
Decreases, reclassifications and other movements	(24)	(1,174)	(4)	555	178	(1,200)	(4,376)	(85)		23	37	40	(17)	(6,043)	(3)	(8)	(9)

Accumulated depreciation
Increases	27	2,348	(4)	389	59	-	-	-		40	75	26	28	2,992
Translation effect	(45)	-		-	(19)	-	-	-		(11)	-	(205)	(74)	(354)
Adjustment for inflation (5)	34	-		-	14	-	-	-		9	-	157	56	270
Decreases, reclassifications and other movements	(28)	(4,134)		-	(29)	-	-	-		(10)	(1)	(1)	(27)	(4,230)	(8)	(9)

Cost	1,324	27,696		10,062	1,009	1,274	5,411	14		918	1,602	1,320	922	51,552
Accumulated depreciation	703	20,543		6,619	403	-	-	-		828	1,115	688	727	31,626

Balance as of December 31, 2025	621	7,153	(1)	3,443	606	1,274	5,411	14	(2)	90	487	632	195	19,926

(1)	Includes 293, 144 and 269 of mineral property as of December 31, 2025, 2024 and 2023, respectively.
(2)
As of December 31, 2025, there are 12 exploratory wells in progress. During the year ended on such date, drilling of 12 wells were started, 2 wells were charged to exploratory expense, and 8 well was transferred to properties with proved reserves in the “Mining property, wells and related equipment” account.

(3)	Includes 20, 2 and 4 of net carrying amount charged to provision for obsolescence of materials and equipment for the years ended December 31, 2025, 2024 and 2023, respectively.
(4)
Includes (219), 169 and 507 corresponding to (reversal) / costs of hydrocarbon wells abandonment as of December 31, 2025, 2024 and 2023, respectively, and 82 and 13 of depreciation recovery for the years ended December 31, 2025 and 2023, respectively.

(5)
Corresponds to adjustment for inflation of opening balances of property, plant and equipment of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

(6)
Includes 9, 31 and 57 corresponding to short-term leases as of December 31, 2025, 2024 and 2023, respectively; includes 14, 21 and 6 corresponding to the variable charge of leases related to the underlying asset use or performance as of December 31, 2025, 2024 and 2023, respectively. Additionally, includes 57, 61 and 68 corresponding to the capitalization of depreciation of right-of-use
assets as of December 31, 2025, 2024 and 2023, respectively (see Note 9); and 8, 10 and 13 corresponding to capitalization of the financial accretion of the lease liability as of December 31, 2025, 2024 and 2023, respectively (see Note 21).

(7)
Includes 28,586 and 24,915 of cost and accumulated depreciation, respectively, of assets related to the Mature Fields Project reclassified to the “Assets held for sale” line item in the statement of financial position, see Notes 2.b.13) and 11.a).

(8)
Includes 380 and 74 of cost and accumulated depreciation, respectively, of assets related to the “Aguada del Chañar” exploitation concession reclassified to the “Assets held for sale” line item in the statement of financial position, see Notes 2.b.13) and 11.b).

(9)
Includes 4,630 and 3,879 of cost and accumulated depreciation, respectively, of assets related to the “Cerro Fortunoso”, “Valle del Río Grande” and “Manantiales Behr” exploitation concessions within the context of the Optimization plan of the conventional Upstream portfolio reclassified to the “Assets held for sale” line item in the statement of financial position, see Notes 2.b.13) and 11.a).

Summary of Provision for Obsolescence of Materials and Equipment
Set forth present is the evolution of the provision for obsolescence of materials and equipment for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Balance at the beginning of the year	223	171	151
Increases charged to profit or loss	371	53	24
Decreases charged to profit or loss	(41)	-	-
Applications due to utilization	(20)	(2)	(4)
Translation effect	(2)	-	(2)
Adjustment for inflation (1)	2	1	2
Reclassifications	(49)	-	-

Balance at the end of the year	484	223	171

(1)
Corresponds to the adjustment for inflation of opening balances of the provision for obsolescence of materials and equipment of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

Summary of Provision for Impairment of Property, Plant and Equipment
Set forth present is the evolution of the provision for impairment of property, plant and equipment for the years ended December 31, 2025, 2024 and 2023:

	2025	2024		2023
Balance at the beginning of the year	497	2,649		600
Increases charged to profit or loss	2	66		2,288
Decreases charged to profit or loss	(7)	-		-
Depreciation (1)	(135)	(325)		(236)
Translation effect	(4)	(2)		(7)
Adjustment for inflation (2)	4	5		4
Reclassifications	-	(1,896)	(3)	-

Balance at the end of the year	357	497		2,649

(1)	Included in “Depreciation of property, plant and equipment” line item in the statement of comprehensive income, see Note 27.
(2)
Corresponds to the adjustment for inflation of opening balances of the provision for impairment of property, plant and equipment of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

(3)
Includes 1,893 of the provision for impairment associated with assets related to the Mature Fields Project reclassified to the “Assets held for sale” line item in the statement of financial position, see Notes 2.b.13) and 11.a).

Summary of Property, Plant and Equipment by Geographic Area
Likewise, in accordance with IFRS 8, the distribution of property, plant and equipment by geographic area is broken down below:

	2025	2024	2023
Argentina	19,084	18,735	17,702
Mercosur and associated countries	1	1	10

	19,085	18,736	17,712